Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Summary of Fair Value Hierarchy for Assets
The following table summarizes the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis at December 31, 2020:

		Carrying Amount	Level 1	Level 2	Level 3
	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	15	174.9	—	174.9	—
Liabilities
Interest rate swap	20,25	6.9	—	6.9	—

Summary of Fair Value Hierarchy for Liabilities
The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2020:

		Carrying Amount	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Note	$	$	$	$
Senior unsecured notes	17	299.5	—	297.8	—
Notes payable	17	68.8	—	69.5	—